COMMITMENTS (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
COMMITMENTS
Commitments paid	$ 2.7	¥ 19.6
Chongqing Jintong Industrial Construction Investment Co., Ltd ("Chongqing Jintong")
COMMITMENTS
Commitments paid			$ 8.5	¥ 60.0